Liquidity (Details) - USD ($)		3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 28, 2021	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule Of Liquidity
Cash			$ 13,386,332	$ 995,985	$ 1,858,513	$ 877,421	$ 621,296
Proceeds from collaboration agreement			771,244		10,160,421
Net proceeds from issuance of common stock			$ 8,489,082	$ 176,990	$ 2,579,114	$ 5,802,002
Proceeds from exercise of warrants	$ 7,500,018
Warrants and rights outstanding	473,486	4,909,066	8,495,316		3,075,470
Subsequent Event | Transaction One
Schedule Of Liquidity
Net proceeds from issuance of common stock		$ 2,495,058
Common stock issued, shares		43,018
Subsequent Event | Transaction Two
Schedule Of Liquidity
Net proceeds from issuance of common stock		$ 5,716,800
Common stock issued, shares		79,400